Fees Summary	Jul. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,659,000.00
Total Fee Amount	643.41
Total Offset Amount	0.00
Net Fee	$ 643.41
Offering Table N/A
Offset Table N/A	N/A